Transfers of Financial Assets - Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets pledged for repurchase agreements [member]
Disclosure of financial assets [line items]
Cash received on repurchase agreements	€ 0	€ 29
Collateral pledged (transferred financial assets)	0	25
Net exposure	0	3
Where Aegon bears the risk [member] | Assets pledged for general account and contingent liabilities [member]
Disclosure of financial assets [line items]
Contingent liabilities	2,143	2,290
Collateral pledged	4,282	4,171
Net exposure	(2,139)	(1,881)
Where the PH bears the risk [member] | Assets pledged for general account and contingent liabilities [member]
Disclosure of financial assets [line items]
Contingent liabilities	0	0
Collateral pledged	0	0
Net exposure	€ 0	€ 0